Impairments and reversals - Commodity Price Assumptions Applied in Impairment Testing (Details)	3 Months Ended
Jun. 30, 2022 $ / barrel $ / MMBTU
Brent crude oil ($/b)
Explanation Of Inputs Assumptions And Estimation Techniques Used To Apply Impairment Requirements Explanatory [Line Items]
2023 | $ / barrel	80
2024 | $ / barrel	70
2025 | $ / barrel	70
2026 | $ / barrel	71
Henry Hub natural gas ($/MMBtu)
Explanation Of Inputs Assumptions And Estimation Techniques Used To Apply Impairment Requirements Explanatory [Line Items]
2023 | $ / MMBTU	4.00
2024 | $ / MMBTU	3.50
2025 | $ / MMBTU	3.50
2026 | $ / MMBTU	3.98